Income taxes - Schedule of Effective Income Tax Rate Reconciliation for the Year Ended 2025 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense (benefit) at statutory income tax rate	$ 511,502	$ 282,922	$ 409,023
Non-taxable and non-deductible items	5,256	10,000	6,000
Tax credits	(2,786)
Changes in valuation allowances	(9,572)	(14,856)	(49,149)
Other reconciling items	21,347	(7,608)	3,347
Foreign reconciling items	29,484	14,412	6,025
Changes in worldwide unrecognized tax benefits	15
Total changes	43,744	40,782	(117,967)
Total income tax expense (benefit)	$ 555,246	$ 323,704	$ 291,056
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax expense (benefit) at statutory income tax rate	12.50%	12.50%	12.50%
Non-taxable and non-deductible items	0.10%
Tax credits	(0.10%)
Changes in valuation allowances	(0.20%)	(0.70%)	(1.50%)
Other reconciling items	0.60%	(0.30%)	0.10%
Foreign reconciling items	0.70%	0.60%	0.20%
Changes in worldwide unrecognized tax benefits	0.00%
Total changes	1.10%	1.80%	(3.60%)
Income tax expense	13.60%	14.30%	8.90%